Significant Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) Segment Agreement	Dec. 31, 2023 USD ($) Segment Agreement	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Noon buying rate			7.0999				7.0999
Expected credit loss			¥ 19,887,000	$ 2,801
Expected credit losses provision, current			19,887,000
Expected credit losses provision, non-current
Recognized mezzanine adjustment amount			2,975,000
Percentage of equity interest purchased by redeemable noncontrolling shareholders	9.99%	10.00%
Redeemable non-controlling shareholders value	¥ 134,664,000	¥ 22,197,000
Redeemable noncontrolling interests recognized		¥ 50,129,000
Restricted cash			21,248,000		41,383,000
Amounts charged to expenses included provided for accounts receivable			6,464,000
Amounts charged to expenses included provided for amount due from related parties			¥ 13,423,000
Number of agreements | Agreement			2	2
Contract liability			¥ 24,815,000		3,814,000
Contract asset			0		0
Advances from customers			41,579,000		16,652,000		$ 5,856
Revenue recognized from performance obligations satisfied			0		0	0
Advertising and marketing promotion expenses			1,259,999,000		1,064,621,000	2,369,769,000
Employee social security and welfare benefits			66,743,000		73,672,000	93,296,000
Interest and penalties associated with uncertain tax positions			0		0	0
Unrecognized uncertain tax positions			¥ 0		0
Number of major segments | Segment			3	3
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund					2,825,000	1,301,000
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund			¥ 0		¥ 0	¥ 0
ASU 2017-04
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted			true				true
Subsidiary
Significant Accounting Policies [Line Items]
Ordinary shares, voting rights			more than one half	more than one half